Transactions Accounted for as Asset Acquisition - Additional Information (Detail) ₨ in Millions	Nov. 02, 2021 INR (₨) Mws Entity	Apr. 21, 2022 INR (₨)	Aug. 30, 2021 INR (₨) Mws
ReNew Solar Power Private Limited
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Number of entities acquired | Entity	11
Purchase consideration	₨ 6,631
Power Project Capacity | Mws	260
ReNew Power Services Private Limited
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			100.00%
Purchase consideration			₨ 10,058
Power Project Capacity | Mws			99
Corneight Parks Private Limited
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		10000.00%
Purchase consideration		₨ 90